Debt (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total unsecured loans	$ 239,683
Less: current portion	22,527
Total long-term debt	217,156
Unsecured Loans 1 [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines	$ 200,723
Starting date	Apr. 01, 2022
Maturity date	Mar. 01, 2028
Interest rate	4.50%
Total unsecured loans	$ 200,722
Unsecured Loans 2 [Member]
Debt Instrument [Line Items]
Principal amount loans / limit credit lines	$ 38,961
Starting date	Dec. 01, 2022
Maturity date	Jul. 01, 2028
Interest rate	4.50%
Total unsecured loans	$ 38,961